K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

July 31, 2018
EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Funds File Nos. 033-11387 and 811-04984 Post-Effective Amendment No. 317

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 317 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Y Class, Institutional Class, and Investor Class shares of beneficial interest in the American Beacon Continuous Capital Emerging Markets Value Fund (the “Fund”), a new series of the Trust.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purpose of this filing is to add the Fund as a new series of the Registrant.  This filing does not affect the registration of, or disclosures concerning, any other series of the Registrant.

The Trust elects that this filing become effective on October 14, 2018, pursuant to Rule 485(a) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc: Rosemary Behan
American Beacon Advisors, Inc.